INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, WI 53212

April 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”) Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

We are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto.  The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, a series of RidgeWorth Funds, into the Oak Ridge Global Resources & Infrastructure Fund, a separate series of the Trust.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary